INCOME TAXES - Deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Temporary differences
Deferred tax assets	$ 5,301	$ 5,742
Deferred tax liabilities	303,965	244,052
Investment properties
Temporary differences
Deferred tax assets	769	11
Deferred tax liabilities	304,593	243,357
Eligible capital expenditures
Temporary differences
Deferred tax assets	2,441	2,625
Withholding tax on undistributed subsidiary profits
Temporary differences
Deferred tax liabilities	682	512
Other
Temporary differences
Deferred tax assets	2,091	3,106
Deferred tax liabilities	$ (1,310)	$ 183